Other Non-financial Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Non-financial Assets
NOTE 21. OTHER
NON-FINANCIAL
ASSETS

“Other
Non-financial
Assets” break down as follows:

	12.31.21	12.31.20
Payments on behalf of third parties	890,797	673,257
Advances of fee s to Directors and Syndics	6,875	15,168
Advance s to Personnel	3,963	5,371
Tax Credits	1,380,337	3,334,086
Payments made in Advance	4,142,665	3,519,557
Advances for Purchase of Assets	981,417	735,958
Investment properties (*)	857,416	876,470
Other Sundry Assets Measured at Cost	1,704,211	1,852,596
Assets Taken in Defense of Credits	7,813	7,813
Others	423,293	503,243

Total	10,398,787	11,523,519

(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.